Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (58,235)	$ (51,972)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation	897	718
Noncash operating lease expense	1,069	907
Stock-based compensation	7,833	1,764
Other, net	254	(17)
Changes in operating assets and liabilities:
Accounts receivable		(2,000)
Prepaid expenses and other current assets	(3,159)	(81)
Other long-term assets	(139)	(38)
Accounts payable	1,232	1,171
Accrued expenses and other liabilities	3,829	1,196
Operating lease liabilities	(1,066)	(655)
Deferred revenue	(12,042)	119,081
Net cash (used in) provided by operating activities	(59,527)	70,074
Cash flows from investing activities
Purchase of property and equipment	(1,837)	(1,106)
Sales and maturities of marketable securities	190,764	63,220
Purchases of marketable securities	(372,361)	(207,540)
Other		(40)
Net cash used in investing activities	(183,434)	(145,466)
Cash flows from financing activities
Proceeds from issuance of preferred stock, net of issuance costs	29,990	80,844
Proceeds from issuance of common stock upon exercise of stock options	1,058	40
Business Combination and PIPE Financing, gross proceeds	342,113
Payment of Business Combination and PIPE Financing transaction costs	(15,836)
Net cash provided by financing activities	357,325	80,884
Net change in cash, cash equivalents and restricted cash	114,364	5,492
Cash, cash equivalents and restricted cash, beginning of period	30,660	25,168
Cash, cash equivalents and restricted cash, end of period	145,024	30,660
Supplemental cash flow information:
Cash paid for leases	1,835	1,782
Supplemental disclosure of noncash investing and financing activity:
Conversion of Preferred Shares to Common Shares	166,534
Revaluation of right-of-use asset and lease liability upon lease modification	5,315
Purchases of property and equipment included in accounts payable and accrued expenses	$ 154	$ 29